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JEREMY SENDEROWICZ

jeremy.senderowicz@dechert.com
+1 212 641 5669 Direct
+1 212 698 3559 Fax

October 5, 2017

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust
Securities Act File No. 333-170122
Post-Effective Amendment No. 387
Investment Company Act File No. 811-22487
Amendment No. 389

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 387 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to add Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI World ESG Leaders Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, Xtrackers FTSE All World ex US Quality at a Reasonable Price ETF and Xtrackers United Kingdom Equity ETF (the “Funds”), each a newly created series, to the Trust and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Additionally, per previous conversations with the Staff, the Trust would like to finalize the names of the Funds prior to receiving the Staff’s comments to the Amendment. Accordingly, the Trust respectfully requests accelerated review with respect to the Funds’ names so as to enable the Trust to receive the Staff’s comments on the Funds’ names by November 5, 2017.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz